Related party transactions	12 Months Ended
Aug. 31, 2024
Related party transactions
Related party transactions

18. Related party transactions

Companies related through common ownership

EB Rental Ltd. [prior to June 3, 2021] [note 5]

7858078 Canada Inc. [prior to June 3, 2021] [note 5]

Montana Strategies Inc. [prior to April 25, 2024]

Strategies EB Inc. [prior to April 25, 2024] [note 30]

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

9519-0682 Quebec Inc.

Hurricane Corporate Services Ltd.

Mac Engineering, SASU – Since February 16, 2021

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

The following table summarizes the Company’s related party transactions for the fiscal years ended August 31,:

	2024	2023	2022
	$	$	$
Expenses
Research and Development
Mac Engineering, SASU	2,759,362	545,892	666,178

Office salaries and benefits
Montana Strategies Inc.	—	29,059	62,462

The Company leases its Boisbriand premises from California Electric Boat Company Inc. Prior to August 1, 2024, this lease was accounted for as a right-of-use asset and lease liability. However, on August 1, 2024, the lease was renegotiated for a one year term only and ceased to be accounted for as a right-of-use asset and lease liability.  As such, as at August 31, 2024, the right-of-use asset for this lease was nil [August 31, 2023 – $1,270,955] and the lease liability was nil [August 31, 2023 – 1,395,732] [notes 9 and 15]. For the fiscal year ended August 31, 2024, rent expense of $22,446 [August 31, 2023 – nil] was recorded under the renegotiated lease.

Remuneration of directors and key management of the Company

	2024	2023	2022
	$	$	$
Wages	1,856,453	2,447,827	2,324,770
Share-based payments – capital stock	115,577	433,263	—
Share-based payments – stock options	141,797	382,196	2,560,031
	2,113,827	3,263,286	4,884,801

At the end of the year, the amounts due to and from related parties are as follows:

	2024	2023
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to (from) related party
Alexandre Mongeon	(84,616)	20,135

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	86,152	19,384
Xavier Montagne	11,615	10,454
Raffi Sossoyan	11,500	—
Patrick Bobby	—	13,847
Kulwant Sandher	—	8,654
California Electric Boat Company	197,862	—
Mac Engineering, SASU	1,006,541	9,935
	1,313,670	62,274

Advances from related parties are non - interest bearing and have no specified terms of repayment.